Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 86,465	$ 98,280	$ 96,314
Raw materials and consumables	15,528	13,617	11,420
Depreciation and amortization	127,569	127,211	109,177
Fuel, lubricants and others	27,190	26,077	27,211
Maintenance and repairs	23,135	20,413	24,370
Freights	28,387	40,328	35,221
Export taxes / selling taxes	42,074	36,808	29,375
Export expenses	2,774	3,511	3,649
Contractors and services	12,319	7,245	4,423
Energy transmission	2,689	3,312	2,890
Energy power	2,919	3,110	2,926
Professional fees	8,873	9,555	7,077
Other taxes	3,231	2,921	2,731
Contingencies	1,345	2,174	1,835
Lease expense and similar arrangements	1,409	1,659	1,381
Third parties raw materials	16,067	40,969	29,553
Tax recoveries			(11,527)
Others	20,384	16,811	15,834
Subtotal	422,358	454,001	393,860
Own agricultural produce consumed	160,544	152,332	176,663
Total	582,902	606,333	570,523
Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Total	436,607	453,635	439,100
Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Total	17,930	5,565	478
Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Total	61,600	68,969	61,254
Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Total	7,546	0	371
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Total	349,495	378,864	376,791
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	29,245	33,969	30,935
Raw materials and consumables	0	0	0
Depreciation and amortization	9,667	6,162	5,006
Fuel, lubricants and others	614	454	450
Maintenance and repairs	1,573	1,189	931
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	145	190	795
Professional fees	7,781	7,519	5,495
Other taxes	1,309	845	653
Contingencies	1,345	2,174	1,835
Lease expense and similar arrangements	1,077	1,334	1,185
Third parties raw materials	0	0	0
Tax recoveries			0
Others	3,324	3,463	3,465
Subtotal	56,080	57,299	50,750
Own agricultural produce consumed	0	0	0
Total	56,080	57,299	50,750
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	5,908	6,724	5,358
Raw materials and consumables	0	0	0
Depreciation and amortization	767	778	695
Fuel, lubricants and others	192	242	368
Maintenance and repairs	365	469	390
Freights	24,700	33,682	29,976
Export taxes / selling taxes	42,074	36,808	29,375
Export expenses	2,774	3,511	3,649
Contractors and services	0	0	0
Energy transmission	2,689	3,312	2,890
Energy power	57	53	211
Professional fees	556	1,633	1,105
Other taxes	10	5	8
Contingencies	0	0	0
Lease expense and similar arrangements	53	56	51
Third parties raw materials	0	0	0
Tax recoveries			0
Others	10,070	8,126	6,597
Subtotal	90,215	95,399	80,673
Own agricultural produce consumed	0	0	0
Total	90,215	95,399	80,673
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	51,312	57,587	60,021
Raw materials and consumables	15,528	13,617	11,420
Depreciation and amortization	117,135	120,271	103,476
Fuel, lubricants and others	26,384	25,381	26,393
Maintenance and repairs	21,197	18,755	23,049
Freights	3,687	6,646	5,245
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	12,319	7,245	4,423
Energy transmission	0	0	0
Energy power	2,717	2,867	1,920
Professional fees	536	403	477
Other taxes	1,912	2,071	2,070
Contingencies	0	0	0
Lease expense and similar arrangements	279	269	145
Third parties raw materials	16,067	40,969	29,553
Tax recoveries			(11,527)
Others	6,990	5,222	5,772
Subtotal	276,063	301,303	262,437
Own agricultural produce consumed	160,544	152,332	176,663
Total	436,607	453,635	439,100
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	0	0
Raw materials and consumables	733	695	468
Depreciation and amortization	0	0	0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	47	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,885	1,054	10
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries			0
Others	3	6	0
Subtotal	3,668	1,755	478
Own agricultural produce consumed	14,262	3,810	0
Total	17,930	5,565	478
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	5,055	7,115	5,590
Raw materials and consumables	4,391	3,579	3,927
Depreciation and amortization	1,764	836	856
Fuel, lubricants and others	117	109	86
Maintenance and repairs	1,452	1,750	1,408
Freights	2,519	6,074	4,901
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	254	0	0
Energy transmission	0	0	0
Energy power	1,239	1,342	913
Professional fees	52	51	90
Other taxes	71	93	58
Contingencies	0	0	0
Lease expense and similar arrangements	276	269	145
Third parties raw materials	2,913	6,808	3,001
Tax recoveries			0
Others	1,697	955	1,344
Subtotal	21,800	28,981	22,319
Own agricultural produce consumed	39,800	39,988	38,935
Total	61,600	68,969	61,254
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	115	0	0
Raw materials and consumables	282	0	0
Depreciation and amortization	118	0	0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	30	0	0
Freights	436	0	14
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,279	0	39
Energy transmission	0	0	0
Energy power	138	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	3	0	0
Third parties raw materials	0	0	0
Tax recoveries			0
Others	223	0	0
Subtotal	2,624	0	53
Own agricultural produce consumed	4,922	0	318
Total	7,546	0	371
Operating segments | Cost of production of manufactured products | Farming | All other segments
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	36	229	206
Raw materials and consumables	0	0	0
Depreciation and amortization	0	8	0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries			0
Others	0	0	0
Subtotal	36	237	206
Own agricultural produce consumed	0	0	0
Total	36	237	206
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	46,106	50,243	54,225
Raw materials and consumables	10,122	9,343	7,025
Depreciation and amortization	115,253	119,427	102,620
Fuel, lubricants and others	26,267	25,272	26,307
Maintenance and repairs	19,715	17,005	21,641
Freights	685	572	330
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	7,901	6,191	4,374
Energy transmission	0	0	0
Energy power	1,340	1,525	1,007
Professional fees	484	352	387
Other taxes	1,841	1,978	2,012
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	13,154	34,161	26,552
Tax recoveries			(11,527)
Others	5,067	4,261	4,428
Subtotal	247,935	270,330	239,381
Own agricultural produce consumed	101,560	108,534	137,410
Total	$ 349,495	$ 378,864	$ 376,791